Unaudited Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets and goodwill	$ 663,420	$ 700,326
Property, plant and equipment	304,958	292,993
Vehicles under operating leases	130,137	100,535
Other assets	82,901	54,943
Deferred tax assets	94,529	92,345
Total non-current assets	1,275,945	1,241,142
Current assets
Cash and cash equivalents	887,577	1,159,300
Trade receivables and other receivables	363,885	341,881
Inventories	719,986	853,079
Current tax assets	17,995	11,119
Other assets	251,174	323,294
Total current assets	2,240,617	2,688,673
Total assets	3,516,562	3,929,815
Equity
Share capital	(49,349)	(27,817)
Other contributed capital	(5,436,424)	(4,133,458)
Foreign currency translation reserve	106,256	14,661
Accumulated deficit	10,111,283	9,268,835
Total equity	4,731,766	5,122,221
Non-current liabilities
Contract liabilities	(70,719)	(76,091)
Deferred tax liabilities	0	(577)
Provisions	(120,492)	(133,536)
Other liabilities	(82,938)	(37,228)
Earn-out liability	(422)	(3,579)
Loans and borrowings	(946,820)	(2,499,230)
Lease liabilities	(84,460)	(93,514)
Total non-current liabilities	(1,305,851)	(2,843,755)
Current liabilities
Trade payables	(894,797)	(1,107,162)
Accrued expenses	(320,875)	(424,577)
Advance payments from customers	(9,915)	(16,062)
Provisions	(115,313)	(120,791)
Loans and borrowings	(4,956,555)	(3,860,675)
Current tax liabilities	(11,219)	(12,276)
Lease liabilities	(28,641)	(37,210)
Contract liabilities	(33,836)	(37,183)
Class C Shares liability	(2,091)	(5,308)
Other liabilities	(569,235)	(587,037)
Total current liabilities	(6,942,477)	(6,208,281)
Total liabilities	(8,248,328)	(9,052,036)
Total equity and liabilities	$ (3,516,562)	$ (3,929,815)